HOTEL OPERATING COSTS	6 Months Ended
Jun. 30, 2023
HOTEL OPERATING COSTS.
HOTEL OPERATING COSTS

9.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Six Months Ended
	June 30,
	2022	2023
Rents	2,038	2,139
Utilities	278	341
Personnel costs	1,737	2,167
Depreciation and amortization	712	678
Consumable, food and beverage	451	613
Others	569	794
Total	5,785	6,732